11. Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 47,698	$ 47,750
Contractual principal maturities of long-term debt [Abstract]
2016	0
2017	7,552
2018	10,053
2019	30,053
2020	40
Long-term debt	47,698	47,750
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term debt	$ 198	250
Issuance date for long term date	Aug. 23, 2005
Face amount of long term debt	$ 750
Interest rate on long term debt (in hundredths)	0.00%
Maturity date of long term debt	Aug. 24, 2020
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 198	250
Federal Home Loan Bank Advances, with an annual interest rate of 3.53% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,500	12,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 12,500
Interest rate on long term debt (in hundredths)	3.53%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 12,500	12,500
Federal Home Loan Bank Advances, with an annual interest rate of 3.70% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,500	12,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 12,500
Interest rate on long term debt (in hundredths)	3.70%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 12,500	12,500
Federal Home Loan Bank Advances, with an annual interest rate of 2.73% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,000	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 5,000
Interest rate on long term debt (in hundredths)	2.73%
Maturity date of long term debt	Aug. 29, 2018
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 5,000	5,000
Federal Home Loan Bank Advances, with an annual interest rate of 3.74% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,000	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 5,000
Interest rate on long term debt (in hundredths)	3.74%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 5,000	5,000
Federal Home Loan Bank Advances, with an annual interest rate of 2.43% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 75,000	7,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 7,500
Interest rate on long term debt (in hundredths)	2.43%
Maturity date of long term debt	Aug. 29, 2017
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 75,000	7,500
Federal Home Loan Bank Advances, with an annual interest rate of 2.86% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,000	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 5,000
Interest rate on long term debt (in hundredths)	2.86%
Maturity date of long term debt	Aug. 29, 2018
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 5,000	$ 5,000